Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies [Abstract]
Schedule of Information Related to VIE's
December 31, 2014
US$
Current assets	681,567,691
Non-current assets	2,268,129
Total assets	683,835,820

Current liabilities	537,233,210
Non-current liabilities	82,124,393

Total liabilities	619,357,603

Year ended December 31, 2014
US$
Revenue	25,715,106
Cost of revenue	(21,406,445)
Net loss	(1,702,533)
Net cash used in operating activities	(252,000,125)
Net cash used in investing activities	(799,144)
Net cash provided by financing activities	358,987,226

Schedule Of Foreign Currency Translation
	December 31, 2012	December 31, 2013	December 31, 2014

Year end RMB: US$ exchange rate	6.2855	6.0969	6.1190
Period average RMB: US$ exchange rate	6.3124	6.1956	6.1424

Schedule Of Useful Lives
Aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years

Schedule Of Interest Expense
	2012	2013	2014
	US$	US$	US$
Amortization of issuance cost related to other long term debt	319,779	640,565	3,744,695
Accretion of discount arising from warrants on Guaranteed Senior Secured Note	1,024,166	288,220	-
Interest expense on corporate aircraft capital lease	-	778,032	2,896,977
Interest on borrowings	18,359,710	36,515,162	128,014,504

Total interest costs	19,703,655	38,221,979	134,656,176
Less: total interest costs capitalized	(19,703,655)	(21,359,447)	(106,455,409)

Interest expense, net	-	16,862,532	28,200,767